Long-term debt - Schedule of Changes in Debt Balances (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2019
Changes In Borrowings [Roll Forward]
Beginning balance	$ 479,535
Adoption of IFRS 16	9,455		$ 7,535
Drawdowns	3,463	$ 32,117
Lease liabilities incurred	2,219
Debt repayments	(227,602)
Foreign exchange (gains) losses	(894)
Deferred transaction costs incurred	(5,574)
Non-cash interest and financing expense	3,251
Debt sold with Nicaraguan Group	(82)
Ending balance	261,851	479,535
Current portion of long-term debt	(26,030)	(25,008)
Long-term debt	235,821	454,527
Revolving credit facility:
Changes In Borrowings [Roll Forward]
Beginning balance	395,822
Drawdowns	0
Lease liabilities incurred	0
Debt repayments	(200,000)
Foreign exchange (gains) losses	0
Deferred transaction costs incurred	(5,574)
Non-cash interest and financing expense	2,039
Debt sold with Nicaraguan Group	0
Ending balance	192,287	395,822
Current portion of long-term debt	0
Long-term debt	192,287
Equipment loans
Changes In Borrowings [Roll Forward]
Beginning balance	81,129
Drawdowns	3,463
Lease liabilities incurred	0
Debt repayments	(24,140)
Foreign exchange (gains) losses	(1,213)
Deferred transaction costs incurred	0
Non-cash interest and financing expense	594
Debt sold with Nicaraguan Group	0
Ending balance	59,833	81,129
Current portion of long-term debt	(23,049)
Long-term debt	36,784
Lease liabilities
Changes In Borrowings [Roll Forward]
Beginning balance	2,186
Drawdowns	0
Lease liabilities incurred	2,219
Debt repayments	(3,146)
Foreign exchange (gains) losses	319
Deferred transaction costs incurred	0
Non-cash interest and financing expense	618
Debt sold with Nicaraguan Group	0
Ending balance	9,731	2,186
Current portion of long-term debt	(2,981)
Long-term debt	6,750
Nicaraguan equipment loans
Changes In Borrowings [Roll Forward]
Beginning balance	398
Drawdowns	0
Lease liabilities incurred	0
Debt repayments	(316)
Foreign exchange (gains) losses	0
Deferred transaction costs incurred	0
Non-cash interest and financing expense	0
Debt sold with Nicaraguan Group	(82)
Ending balance	0	$ 398
Current portion of long-term debt	0
Long-term debt	$ 0
IFRS 16
Changes In Borrowings [Roll Forward]
Adoption of IFRS 16			7,535
IFRS 16 | Revolving credit facility:
Changes In Borrowings [Roll Forward]
Adoption of IFRS 16			0
IFRS 16 | Equipment loans
Changes In Borrowings [Roll Forward]
Adoption of IFRS 16			0
IFRS 16 | Lease liabilities
Changes In Borrowings [Roll Forward]
Adoption of IFRS 16			7,535
IFRS 16 | Nicaraguan equipment loans
Changes In Borrowings [Roll Forward]
Adoption of IFRS 16			$ 0